UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04527)

Exact name of registrant as specified in charter:	Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2013

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund

The fund's portfolio
2/28/13 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.4%)(a)
	Rating(RAT)	Principal amount	Value

California (1.5%)

CA State Pub. Wks. Board Rev. Bonds, Ser. A-1, 6s, 3/1/35	A2	$800,000	$960,912

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	1,000,000	200,060

San Joaquin Cnty., Trans. Auth. Rev. Bonds, Ser. A, 5 1/2s, 3/1/41	AA	650,000	765,681

			1,926,653
Guam (0.7%)

Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 6 1/2s, 11/1/40	BBB+	500,000	582,065

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	300,000	317,382

			899,447
Minnesota (94.5%)

Anoka Cnty., G.O. Bonds, Ser. A
5s, 2/1/24	Aa1	620,000	720,018
5s, 2/1/24	AAA	470,000	560,287

Brainerd, G.O. Bonds (Indpt. School Dist. No. 181), Ser. A, 4s, 2/1/21	AA+	500,000	575,575

Brooklyn Ctr., VRDN (Brookdale Corp. II), 0.13s, 12/1/14	A-1+	400,000	400,000

Burnsville, G.O. Bonds (Indpt. School Dist. No. 191), Ser. A, 5s, 2/1/25	Aa2	865,000	1,000,995

Center City, Hlth. Care Fac. Rev. Bonds (Hazelden Foundation), 5s, 11/1/41	A3	700,000	746,830

Central MN Muni. Pwr. Agcy. Rev. Bonds (Twin Cities Transmission Project), 5s, 1/1/32	A3	1,000,000	1,151,470

Cohasset, Poll. Control Rev. Bonds (Allete, Inc.), 4.95s, 7/1/22	A2	1,000,000	1,028,860

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38	BBB-	1,250,000	1,389,675

Duluth, Hsg. & Redev. Auth. Rev. Bonds (Pub. Schools Academy), Ser. A, 5 7/8s, 11/1/40	BBB-	500,000	515,320

East Grand Forks, Poll. Control Rev. Bonds (American Crystal Sugar), Ser. A, 6s, 4/1/18	BBB+	510,000	526,509

Farmington, G.O. Bonds (Indpt. School Dist. No. 192), Ser. B, AGM, 5s, 2/1/19	Aa2	1,080,000	1,212,667

Hennepin Cnty., Sales Tax Rev. Bonds
(Ball Park), Ser. B, 5s, 12/15/26	AA+	3,855,000	4,467,010
4 3/4s, 12/15/37	AAA	750,000	844,973
4 3/4s, 12/15/29	AAA	500,000	568,700

Intl. Falls, Poll. Control Rev. Bonds (Boise Cascade Corp.), 5.65s, 12/1/22	B-	350,000	350,382

Lakeville, G.O. Bonds (Indpt. School Dist. No 194), Ser. D, 5s, 2/1/21	Aa2	1,000,000	1,241,460

Mankato, Multi-Fam. VRDN (Hsg. Highland), 0.14s, 5/1/27	A-1	300,000	300,000

Maple Grove, G.O. Bonds, Ser. A
5s, 2/1/22 (Prerefunded, 2/1/17)	Aaa	2,575,000	2,979,249
4s, 2/1/18	AAA	1,205,000	1,392,016

Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove Hosp. Corp.), 5 1/4s, 5/1/37	Baa1	1,500,000	1,572,225

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.)
Ser. B-1, 0.11s, 11/15/35	VMIG1	2,300,000	2,300,000
Ser. B-2, 0.11s, 11/15/35	VMIG1	1,750,000	1,750,000

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care Syst. Rev. Bonds (Children's Hlth. Care Fac.), Ser. A, 5 1/4s, 8/15/35	A+	500,000	561,775

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. A, 5s, 1/1/35	AA-	1,000,000	1,149,110
Ser. B, 5s, 1/1/29	A	910,000	1,057,775
Ser. B, 5s, 1/1/22	AA-	1,250,000	1,479,238

Minneapolis, Rev. Bonds (National Marrow Donor Program), 4 7/8s, 8/1/25	BBB	650,000	679,627

Minneapolis, Multi-Fam. Rev. Bonds (East Bank), GNMA Coll., 5 3/4s, 10/20/42	Aa1	700,000	701,295

Minnetonka, COP (Indpt. School Dist. No. 276), Ser. E, 5s, 3/1/29	Aa1	350,000	397,345

Minnetonka, G.O. Bonds (Indpt. School Dist. No. 276)
Ser. E, 5s, 2/1/28	Aaa	1,500,000	1,725,135
Ser. B, AGM, zero %, 2/1/23	Aaa	2,350,000	1,634,590

MN Agricultural & Econ. Dev. Board Rev. Bonds
(Hlth. Care Syst.), Ser. A, NATL, 5 1/2s, 11/15/17	A	610,000	611,885
(Essentia Hlth.), Ser. C-1, AGO, 5s, 2/15/30	AA-	1,000,000	1,111,270

MN State G.O. Bonds
Ser. A, 5s, 10/1/24	Aa1	500,000	625,665
U.S. Govt. Coll., 5s, 8/1/24 (Prerefunded, 8/1/14)	Aa1	1,500,000	1,598,145
(State Various Purpose), Ser. D, 5s, 8/1/16	Aa1	1,000,000	1,151,760
(State Various Purpose), Ser. D, 5s, 8/1/15	Aa1	570,000	633,287
(Trunk Hwy.), Ser. B, 5s, 8/1/20	Aa1	1,000,000	1,261,220
(Trunk Hwy.), Ser. B, 4s, 8/1/26	Aa1	500,000	581,585
(Trunk Hwy.), Ser. B, 4s, 12/1/16	Aa1	1,000,000	1,128,290

MN State Rev. Bonds (Gen. Fund Appropriations), Ser. B, 5s, 3/1/29	AA	1,000,000	1,201,930

MN State College & U. Rev. Bonds, Ser. A
5s, 10/1/31	Aa2	1,000,000	1,187,560
4s, 10/1/28	Aa2	1,000,000	1,111,670

MN State Higher Ed. Fac. Auth. Rev. Bonds
(U. of St. Thomas), Ser. 6-W, 6s, 10/1/30	A2	1,500,000	1,683,225
(Bethel U.), Ser. 6-R, 5 1/2s, 5/1/37	BBB-/P	1,000,000	1,063,540
(U. of St. Thomas), Ser. 6-X, 5 1/4s, 4/1/39	A2	500,000	555,165
(St. Scholastica College), Ser. H, 5 1/8s, 12/1/40	Baa2	750,000	811,793
(Carleton College), Ser. D, 5s, 3/1/40	Aa2	1,000,000	1,119,940
(U. of St. Thomas), Ser. 7-A, 5s, 10/1/39	A2	500,000	558,920
(St. Catherine U.), Ser. 7-Q, 5s, 10/1/32	Baa1	700,000	797,594
(Gustavus Adolfus), Ser. 7-B, 5s, 10/1/31	A3	500,000	574,665
(College of St. Benedict), Ser. 7-M, 5s, 3/1/31	Baa1	300,000	329,634
(St. Olaf College), Ser. 6-0, 5s, 10/1/20	A1	1,000,000	1,144,570
(St. John's U.), Ser. 6-G, 5s, 10/1/15	A2	1,525,000	1,676,234
(St. John's U.), Ser. 6-U, 4 3/4s, 10/1/33	A2	500,000	543,510
(St. Olaf College), Ser. 7-F, 4 1/2s, 10/1/30	A1	750,000	830,790
(College of Saint Scholastica, Inc.), Ser. 7R, 4s, 12/1/19	Baa2	200,000	217,974
(Macalester College), Ser. 7-S, 3s, 5/1/22	Aa3	415,000	440,614

MN State Hsg. Fin. Agcy. Rev. Bonds
(Res. Hsg. Fin.), Ser. M, 5 3/4s, 1/1/37	Aa1	590,000	608,084
(Res. Hsg. Fin.), Ser. E, 5.1s, 1/1/40	Aa1	850,000	897,354
(Res. Hsg.), Ser. H, 5s, 1/1/36	Aa1	105,000	104,985
(Res. Hsg. Fin.), Ser. B, 4.9s, 7/1/37	Aa1	1,185,000	1,199,967
(Res. Hsg. Fin.), Ser. L, 4.9s, 7/1/22	Aa1	1,790,000	1,916,571
(Res. Hsg.), Ser. H, 4 3/8s, 1/1/14	Aa1	195,000	197,313

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
5 1/4s, 10/1/27	A3	1,000,000	1,132,890
5s, 10/1/30	A3	500,000	548,780

MN State Office of Higher Ed. Rev. Bonds (Student Loan), 5s, 11/1/29	A+	1,000,000	1,109,850

Monticello-Big Lake Cmnty., Hosp. Dist. Rev. Bonds (Hlth. Care Fac.), Ser. A, 4.8s, 12/1/18	BBB/P	500,000	525,975

New Ulm, Hosp. Fac. VRDN (Allina Hlth. Syst.), 0.14s, 8/1/14	A-1+	1,400,000	1,400,000

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks)
6 1/2s, 10/1/47	BB/P	500,000	538,325
6 1/8s, 10/1/39	BB/P	315,000	336,464

Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
Ser. A-2, 5s, 1/1/24	A2	500,000	598,100
Ser. A, AGO, 5s, 1/1/21	AA-	1,000,000	1,146,650

Northfield, Hosp. Rev. Bonds
5 3/8s, 11/1/26	BBB-	750,000	802,343
5 1/4s, 11/1/21	BBB-	500,000	541,360

Olmsted Cnty., G.O. Bonds, Ser. A, 4s, 2/1/19	Aaa	955,000	1,118,888

Ramsey Cnty., G.O. Bonds (Cap. Impt. Plan), Ser. B, 4s, 2/1/17	Aaa	1,000,000	1,129,800

Ramsey Cnty., Hsg. & Redev. Auth. Multi-Fam. Rev. Bonds (Hanover Townhouses), 6s, 7/1/31	Aa3	1,150,000	1,151,334

Robbinsdale, G.O. Bonds (School Dist. No. 281), Ser. B, 5s, 2/1/18	AA+	1,000,000	1,193,130

Rochester, G.O. Bonds (Waste Wtr.), Ser. A, 5s, 2/1/24	Aaa	1,000,000	1,259,390

Rochester, Hlth. Care Fac. Rev. Bonds
(Olmsted Med. Ctr.), 5 7/8s, 7/1/30	BBB+/F	1,000,000	1,107,900
(Mayo Clinic), Ser. D, 5s, 11/15/38	Aa2	500,000	568,415
(Mayo Clinic), Ser. E, 5s, 11/15/38	Aa2	750,000	852,623
(Mayo Clinic), 4s, 11/15/41	Aa2	750,000	795,593

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic)
Ser. A, 0.1s, 11/15/38	VMIG1	500,000	500,000
Ser. B, 0.1s, 11/15/38	VMIG1	1,250,000	1,250,000

Rocori Area Schools, G.O. Bonds (Indpt. School Dist. No. 750), Ser. B, 5s, 2/1/28	AA+	525,000	622,272

Sartell, Env. Impt. Rev. Bonds, Ser. A, 5.2s, 6/1/27	BBB	500,000	504,475

Southern MN Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A
5 1/4s, 1/1/30	A1	750,000	860,640
NATL, zero %, 1/1/24	A1	2,000,000	1,435,200

St. Cloud, Hlth. Care Rev. Bonds (Centracare Hlth. Syst.), AGO, 5 3/8s, 5/1/31	A1	1,000,000	1,124,170

St. Louis Park, Hlth. Care Fac. Rev. Bonds (Nicollet Hlth. Svcs.)
5 3/4s, 7/1/39	A	1,000,000	1,126,570
Ser. C, 5 3/4s, 7/1/30	A	1,000,000	1,130,100

St. Paul, Hsg. & Redev. Auth. Rev. Bonds
(Rossy & Richard Shaller), Ser. A, 5.05s, 10/1/27	BB-/P	550,000	556,463
Ser. A, 5s, 8/1/35	A1	385,000	426,642

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A, 6 5/8s, 9/1/42	BBB-	250,000	271,360

St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds
(Gillette Children's Specialty), 5s, 2/1/29	A-	1,000,000	1,051,560
(Allina Hlth. Syst.), Ser. A, NATL, 5s, 11/15/19	Aa3	1,000,000	1,157,570

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds
(Regions Hosp.), 5.3s, 5/15/28	A3	1,515,000	1,516,515
(HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	450,000	472,266

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	BBB-	500,000	539,735

St. Paul, Metro. Council Area G.O. Bonds
(Waste Wtr.), Ser. E, 5s, 9/1/22	Aaa	1,055,000	1,356,762
(Transit Cap.), Ser. C, 4s, 3/1/25	Aaa	1,120,000	1,289,523

St. Paul, Port Auth. Rev. Bonds (Brownfields Redev.), Ser. 2, 4 1/2s, 3/1/27	AA+	1,305,000	1,412,793

St. Paul, Port Auth. VRDN (MN Pub. Radio), Ser. 7, 0.13s, 5/1/25	VMIG1	1,065,000	1,065,000

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB+/P	750,000	754,860

St. Paul, Port Auth. Solid Waste Disp. Rev. Bonds (Gerdau Ameristeel US, Inc.), 4 1/2s, 10/1/37	Baa3	600,000	613,578

St. Paul, Wtr. Rev. Bonds, Ser. A, 3s, 12/1/17(FWC)	AAA	1,095,000	1,210,030

U. of MN Rev. Bonds
Ser. A, 5 3/4s, 7/1/17 (Escrowed to maturity)	AA	2,160,000	2,591,914
Ser. A, 5 1/2s, 7/1/21 (Escrowed to maturity)	AA	1,000,000	1,236,200
Ser. A, 5 1/4s, 12/1/30	Aa1	1,000,000	1,204,070
Ser. A, 5 1/4s, 4/1/29	Aa1	500,000	599,435
Ser. C, 5s, 12/1/21	Aa1	500,000	602,520
Ser. A, 4s, 2/1/35	Aa1	680,000	746,443
Ser. A, 4s, 2/1/25	Aa1	1,000,000	1,158,450

Wayzata, Sr. Hsg. Rev. Bonds (Folkestone Sr. Living Cmnty.), Ser. B, 4 7/8s, 5/1/19	BB+/P	500,000	503,405

Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 1/1/30	Aa3	1,000,000	1,203,940

Willmar, G.O. Bonds (Rice Memorial Hosp.), Ser. A, 5s, 2/1/21	Aa2	1,000,000	1,240,630

Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth. Oblig. Group)
5s, 7/1/34	BBB-	400,000	422,256
5s, 7/1/16	BBB-	425,000	470,688
5s, 7/1/15	BBB-	450,000	487,310
5s, 7/1/14	BBB-	275,000	289,410

Woodbury, Charter School Lease Rev. Bonds (MSA Bldg. Co.), Ser. A
5s, 12/1/32	BBB-	220,000	228,710
5s, 12/1/27	BBB-	210,000	221,842

			119,769,937
Puerto Rico (2.2%)

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A, 6 1/2s, 7/1/40	BBB	1,000,000	1,091,760

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	BBB+	815,000	820,844
Ser. ZZ, 5 1/4s, 7/1/26	BBB+	500,000	516,835

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/44	Aa3	2,000,000	343,400

			2,772,839
Texas (0.5%)

TX State Trans. Comm. Tpk. Syst. Rev. Bonds (1st Tier), Ser. A, 5s, 8/15/41	A-	550,000	604,703

			604,703
TOTAL INVESTMENTS

Total investments (cost $116,973,099)(b)			$125,973,579

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2012 through February 28, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $126,797,679.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $116,953,859, resulting in gross unrealized appreciation and depreciation of $9,088,236 and $68,516, respectively, or net unrealized appreciation of $9,019,720.
(FWC)	Forward commitment, in part or in entirety.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	21.1%
	Education	15.9
	Local Government	14.6
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$125,973,579	$—

Totals by level	$—	$125,973,579	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 26, 2013